PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Asset and Other Current Asset [Table Text Block]
Security deposit	$16,188
ISP qualification fees	7,197
Prepaid for software	1,047
Others	993
Total	$25,425